Commitments (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Commitments [Abstract]
Payable not later than one year	$ 831,854	$ 310,034
Payable later than one year and not later than five years	1,316,980	507,036
Payable later than five years	0	0
Non-cancellable operating leases	$ 2,148,834	$ 817,070